RELATED PARTY TRANSACTIONS (Schedule of Balances with Related Parties) (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2018	Dec. 31, 2017
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties		¥ 1,105	¥ 0
Amounts due to related parties		2,696	3,430
Shandong Shichuang Software Engineering Co., Ltd., an entity controlled by Executive Principal of Ambow Research Center [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties		0	0
Amounts due to related parties		2,417	3,430
B Member Of Manangement Team [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties	[1]	1,105	0
Amounts due to related parties	[1]	0	0
Non Executive Directors of the Board of Directors [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties	[2]	0	0
Amounts due to related parties	[2]	¥ 279	¥ 0

[1]	The service was provided to an entity significantly influenced by a member of management team of the Company.
[2]	The compensation was for the services from the non-executive directors of the board to the Company.